MATERIAL ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
San Jose M&I Property
Significant Accounting Policies
Conversion factors related to inferred resources	0.00%	90.00%
Percentage of inferred resources	0.00%	31.00%
Caylloma M&I Property
Significant Accounting Policies
Conversion factors related to inferred resources	90.00%	90.00%
Percentage of inferred resources	50.00%	41.00%
Yaramoko M&I Property
Significant Accounting Policies
Conversion factors related to inferred resources	100.00%	100.00%
Percentage of inferred resources	5.00%	8.00%
Seguela M&I property
Significant Accounting Policies
Conversion factors related to inferred resources	100.00%
Percentage of inferred resources	1.00%
Lindero M&I Property
Significant Accounting Policies
Percentage of inferred resources	0.00%	0.00%
Restricted Share Units
Significant Accounting Policies
vesting period	3 years
Performance Share Units
Significant Accounting Policies
vesting period	3 years